STOCKHOLDERS' EQUITY (Details)													6 Months Ended
	Mar. 31, 2026 shares	Feb. 27, 2026 USD ($) $ / shares shares	Nov. 14, 2025 USD ($) shares	Oct. 21, 2025 shares	Oct. 20, 2025 $ / shares shares	Sep. 08, 2025 USD ($) shares	May 06, 2025 USD ($) shares	Apr. 15, 2025 USD ($) shares	Jan. 31, 2025	Nov. 27, 2023 USD ($) $ / shares shares	Jul. 26, 2023 USD ($) shares	Mar. 15, 2023 USD ($) employe shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)
Reverse stock split									seven (7) for one (1)
Stock-based compensation (in Dollars) | $						$ 558,000
Issuance shares										450,698
Shares prior to split										3,154,885
Shares issued, price per share (in Dollars per share) | $ / shares										$ 0
Proceeds from stock issuances (in Dollars) | $										$ 5,000,000			$ 20,920,900	$ 0
Issued shares				587,000			500,000	400,000
Fair value of shares issued (in Dollars) | $							$ 530,000
Shares pursuant to a business development agreement						300,000
ZK International Group Co., Ltd [Member]
Issued shares				650,000
Ordinary shares				3,400,000
Purchase Agreement [Member]
Issued shares		40,040,000	10,010,000		10,010,000
Price per share (in Dollars per share) | $ / shares		$ 0.5			$ 2.09
Aggregate consideration (in Dollars) | $			$ 20,920,900
Aggregate gross proceeds (in Dollars) | $		$ 20,020,000
AWA Coins [Member]
Issued shares	205,512.5
Equity Incentive Plan 2021 [Member]
Stock-based compensation (in Dollars) | $								$ 358,360			$ 654,583	$ 1,185,150
Equity Incentive Plan 2025 [Member] | ZK International Group Co., Ltd [Member]
Issued shares				63,000
Share-Based Payment Arrangement, Employee [Member] | Equity Incentive Plan 2021 [Member]
Stock-based compensation											145,657	225,743
Shares issued, shares prior to split											1,019,600	1,580,200
Number of employees											12	12
Number of shares authorized to be granted to employees											600,000	600,000
Shares prior to split, shares authorized to be granted to employees											4,200,000	4,200,000